Accrued Liabilities and Other Payables	12 Months Ended
Dec. 31, 2016
Accrued Liabilities and Other Payables
Accrued Liabilities and Other Payables

14.Accrued Liabilities and Other Payables

The following is a summary of accrued liabilities and other payables as of December 31, 2015 and 2016 (in thousands):

	December 31,	December 31,
	2015	2016
	RMB	RMB
Customer deposits on Wangyibao accounts	756,433	1,321,762
Marketing expenses	587,118	689,055
RSU payables (see Note 2(o))	155,624	172,815
Accrued fixed assets related payables	171,733	259,675
Server custody fees and telecommunication charges	91,861	132,062
Accrued revenue sharing	56,720	68,474
Other staff related cost	26,793	49,423
Content cost	82,998	67,742
Professional fees	16,594	40,863
Accrued freight and warehousing charge	86,817	107,760
Others	185,639	309,788

	2,218,330	3,219,419